Income Taxes (Tables)	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Components of Income Tax Expense	Income tax expense consists of the following components:

	Years Ended 31 March
(Millions of US dollars)	2022	2021	2020
Income before income taxes:
Domestic	$295.0	$241.9	$209.6
Foreign	348.1	170.1	78.4
Income before income taxes:	$643.1	$412.0	$288.0
Income tax expense:
Current:
Domestic	$44.4	$38.5	$31.1
Foreign	53.9	(8.6)	(39.8)
Current income tax expense (benefit)	98.3	29.9	(8.7)
Deferred:
Domestic	9.4	1.4	4.5
Foreign	76.3	117.9	50.7
Deferred income tax expense	85.7	119.3	55.2
Total income tax expense	$184.0	$149.2	$46.5

Reconciled Tax at Statutory Rates
Income tax expense is reconciled to the tax at the statutory rates as follows:

	Years Ended 31 March
(Millions of US dollars)	2022	2021	2020
Income tax expense computed at the statutory tax rates	$109.7	$58.1	$38.7
US state income taxes, net of the federal benefit	9.2	8.0	5.7
Asbestos - effect of foreign exchange	(3.5)	36.8	(20.9)
Expenses not deductible	1.9	2.0	5.5
Stock and executive compensation	(0.8)	5.5	1.7
Foreign taxes on domestic income	55.2	49.8	43.5
Prior year tax adjustments	(1.2)	(5.9)	0.4
Taxes on foreign income	9.9	1.6	(2.7)
US net operating loss carryback	—	(4.9)	(25.5)
Other items	3.6	(1.8)	0.1
Total income tax expense	$184.0	$149.2	$46.5
Effective tax rate	28.6%	36.2%	16.1%

Deferred Tax Assets and Liabilities
Deferred tax balances consist of the following components:

	31 March
(Millions of US dollars)	2022	2021
Deferred tax assets:
Intangible assets	$958.2	$1,038.7
Asbestos liability	360.1	367.4
Tax credit carryforwards	118.7	122.1
Other provisions and accruals	73.3	62.2
Net operating loss carryforwards	66.2	61.0
Total deferred tax assets	1,576.5	1,651.4
Valuation allowance	(261.2)	(262.7)
Total deferred tax assets net of valuation allowance	1,315.3	1,388.7
Deferred tax liabilities:
Depreciable and amortizable assets	(164.0)	(151.7)
Other	(59.0)	(49.1)
Total deferred tax liabilities	(223.0)	(200.8)
Total deferred taxes, net	$1,092.3	$1,187.9